SIGNIFICANT ACCOUNTING POLICIES - Significant increase in risk (Details)	12 Months Ended
Dec. 31, 2022 item
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loss given default	49.00%
Ba1/BB+
SIGNIFICANT ACCOUNTING POLICIES
Number of notches, increase in risk	3
Ba2/BB
SIGNIFICANT ACCOUNTING POLICIES
Number of notches, increase in risk	3
Ba3/BB-
SIGNIFICANT ACCOUNTING POLICIES
Number of notches, increase in risk	3
B1/B+
SIGNIFICANT ACCOUNTING POLICIES
Number of notches, increase in risk	2
B2/B
SIGNIFICANT ACCOUNTING POLICIES
Number of notches, increase in risk	2
B3/B-
SIGNIFICANT ACCOUNTING POLICIES
Number of notches, increase in risk	1
Caa/CCC
SIGNIFICANT ACCOUNTING POLICIES
Number of notches, increase in risk	1